Offerings - Offering: 1	Mar. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.20 per share
Amount Registered | shares	111,414,652
Proposed Maximum Offering Price per Unit | shares	22
Maximum Aggregate Offering Price | $	$ 2,451,122,344
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 375,266.83
Offering Note
Offering Note
1
1.a. The “Amount Registered” includes 74,020,695 shares of the registrant’s common stock, par value $0.20 per share (the “Common Stock”), underlying unexercised Warrants (as defined in the prospectus supplement to which this exhibit is attached) as of the date of the prospectus supplement to which this exhibit is attached and 37,393,957 shares of Common Stock issued upon exercise of Warrants between July 29, 2022 and the date of this prospectus supplement pursuant to the prospectus in the registrant’s Registration Statement on Form S-3ASR (File No. 333-266420) (the “Registration Statement”) for which a filing fee has not previously been paid. The initial exercise price of the Warrants of $22.00 is being used to calculate the filing fee in accordance with Rule 457(g) of the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Filing Fee” table in the Registration Statement.
1.b. Pursuant to Rule 416 under the Securities Act of 1933, the Common Stock being registered hereunder includes such indeterminable number of shares of Common Stock that may be offered or issued in connection with any stock split, stock dividend or similar transactions.